Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2021 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,148,004
Granted during the period	158,590
Exercised during the period	(150,604)
Forfeited during the period	(90,167)
Ending balance	6,065,823
Vested at the balance sheet date	3,565,573
Beginning balance	€ 69.97
Granted during the period	120.15
Exercised during the period	33.51
Forfeited during the period	121.80
Ending balance	71.04
Vested at the balance sheet date	€ 46.23